Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Computer equipment	623,482	718,508
Office equipment	150,048	171,663
Vehicles	3,599	3,807
Leasehold improvement	99,671	105,165
Less: accumulated depreciation	(530,439)	(733,292)
Exchange difference	(16)	(86)

	346,345	265,765